Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Provisions	$ 474.0	$ 303.2
Royalty expense	$ 55.9	35.9
San Vicente | COMIBOL | Bolivia
Disclosure of contingent liabilities [line items]
Participation fee	37.50%
Royalty expense	$ 9.7	7.5
Closure and decommissioning
Disclosure of contingent liabilities [line items]
Provisions	$ 447.1	$ 296.2	$ 242.9